Statement of comprehensive income (Parenthetical) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of comprehensive income
Effect of gain/(loss) on reclassification from cash flow hedge reserve to profit and loss	R (286)	R (302)	R (97)
Effect of gain/(loss) on reclassification from the foreign currency translation reserve to profit and loss	468	0	(840)
Loss (gain) on changes in effect of limiting net defined benefit asset to asset ceiling, net defined benefit liability (asset)	1,051	(105)	749
Effect of loss/(gain) on reimbursive rights related to post-retirement benefits, recognised in long-term receivables	R 1	R 50	R (63)